Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ 4,027,330	$ (5,034,538)	$ (15,091,333)	$ (328,462)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Gain) loss from change in fair value of derivative liability	(7,266,703)	3,168,020	13,271,308	276,100
Loss on impairment of asset			46,800
Gain on contingent liability	(440,000)		(700,000)
Consulting fees settled through common shares issuable		407,322	407,322
Loan interest amortization	1,002,815
Share-based compensation expense	410,640	469,950	585,886
Depreciation and amortization	931,602
Lease liability amortization	83,613		61,667
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(11,124)	(1,848)	(1,500)
Accounts payable			3,908	5,475
Accounts receivable	(822,144)
Inventory	(8,301)
Accounts payable and accrued expenses	273,010	160,621
Accrued consulting expense		78,500	87,500
Deferred revenues	898,544		28,951
Accrued interest	44,555		43,394
Payroll liabilities	15,911
Due to related party	(48,032)	7,419	180,755
Deposits paid	(20,944)
Net cash used in operating activities	(929,228)	(744,554)	(1,075,342)	5,475
Cash flows from investing activities
Purchase of property and equipment	(6,096)
Cash received from acquisitions	81,000	4,478
Acquisitions of intellectual property and licenses	(309,291)	(50,000)	(396,800)
Net cash used in investing activities	(234,387)	(45,522)	(396,800)
Cash flows from financing activities
Proceeds from issuance of convertible notes payable	600,000	829,680	1,285,000
Proceeds from issuance of stock and member distributions			507,599
Capital lease payments	(41,269)
Payments of notes payable	(600,000)
Distributions to shareholders		(22,049)
Proceeds from issuance of common stock	940,000
Net cash provided by financing activities	898,731	807,631	1,792,599
Net (decrease) increase in cash	(264,884)	17,555	320,457
Cash as of beginning of period	324,935	4,478	4,478
Cash as of end of period	60,051	17,555	324,935	4,478
Supplemental disclosure of cash flow information:
Cash paid in the period for interest	5,019		511
Noncash investing and financing activities
Intangible assets acquired through issuance of accounts payable		46,800
Common stock issuable from acquisitions	1,350,000	2,440,000	2,940,000
Increase in due to related party from acquisition	940,000	300,000
Settlement of accrued interest through issuance of convertible notes payable		19,680	19,680
Settlement of convertible notes payable through issuance of common stock	$ 75,000	$ 25,000	$ 50,000